Share-Based Payments	12 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments	SHARE-BASED PAYMENTS
Share purchase plan
Under the Company’s share purchase plan, eligible employees may contribute up to 10% of their annual gross salary and the Company matches contributions made by employees up to a maximum percentage, depending on the position held by the employee, of the employee’s gross salary. The employee’s and the Company’s contributions are remitted to an independent administrative agent who purchases Subordinate Voting Shares on the TSX on behalf of the employee.
Stock options
Under the Company’s LTIP, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company. The LTIP provides that stock options be issued with an exercise price equal to the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the day that is immediately prior to the grant date. Stock options vest as set out in the applicable award agreement between the participant and the Company. Vesting is generally four years from the date of grant and stock options shall be exercised by the tenth anniversary of the grant date, except in the event of death, disability, retirement or termination of employment, in which case the LTIP provides earlier terms. The LTIP provides that the aggregate number of Subordinate Voting Shares issuable pursuant to any type of awards under the LTIP shall not exceed 10% of the aggregate number of Subordinate Voting Shares and Multiple Voting Shares issued and outstanding from time to time.
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2024		March 31, 2023
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,400,696	3.23	3,079,598	3.19
Granted	—	—	626,230	3.25
Forfeited	(57,250)	3.32	(67,500)	3.60
Expired	(22,750)	3.71	(85,000)	3.65
Exercised	—	—	(152,632)	2.27
Ending balance	3,320,696	3.22	3,400,696	3.23
Exercisable at year end	1,932,064	3.34	1,464,014	3.42

Year ended	March 31, 2024		March 31, 2023
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,084,175	2.55	1,004,484	2.63
Granted	—	—	265,125	2.50
Forfeited	(52,100)	2.44	(94,475)	2.91
Expired	(13,000)	3.23	(90,959)	2.92
Exercised	(2,500)	1.67	—	—
Ending balance	1,016,575	2.55	1,084,175	2.55
Exercisable at year end	509,525	2.66	284,400	2.81

14. SHARE-BASED PAYMENTS (CONT’D)
Included in the 1,932,064 (2023 - 1,464,014) exercisable stock options issued in Canadian dollars, 505,264 (2023 - 505,264) stock options are available to purchase Multiple Voting Shares as at March 31, 2024. No further stock options to purchase Multiple Voting Shares may be issued as per the stock options plan.
During the year ended March 31, 2024, the weighted average share price at the date of exercise of stock options was $2.45 (2023 - $2.66).
The Company did not grant stock options during the year ended March 31, 2024.
On June 21, 2022, the Company issued 626,230 and 265,125 stock options, to purchase a total of 891,355 Subordinate Voting Shares, at grant date fair values of $1.38 and US$1.06, respectively.
The assumptions used to determine the 2023 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31, 2023
Weighted average assumptions
Share price	$3.25
Exercise price	$3.25
Risk-free interest rate	3.50%
Expected volatility (a)	35.0%
Dividend yield	—
Expected option life (years)	6.6
Vesting conditions – time (years)	3.3

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2024		March 31, 2023
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	730,264	4.48	735,264	5.44
2.56 to 2.96	295,000	1.63	295,000	2.63
2.97 to 3.30	1,316,432	7.12	1,366,432	8.15
3.31 to 3.95	550,000	4.47	564,000	5.48
3.96 to 4.55	429,000	4.59	440,000	5.59
	3,320,696	5.29	3,400,696	6.31

14. SHARE-BASED PAYMENTS (CONT’D)

As at	March 31, 2024		March 31, 2023
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	165,000	6.23	175,000	7.23
2.26 to 2.75	624,825	7.15	665,425	8.20
2.76 to 3.44	226,750	4.96	243,750	5.96
	1,016,575	6.52	1,084,175	7.54

DSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant DSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The DSUs shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date. If the agreement does not establish a settlement date then it shall be the 90th day following the participant’s termination date.
Under the SUP, eligible employees of the Company may elect annually to receive up to 50% of their annual bonus in DSUs (“Bonus DSUs”). The Company also grants additional DSUs (“Matching DSUs”) equal to 25% of the Bonus DSUs.
The number of Bonus DSUs to be received by an eligible employee is determined by dividing the amount of the eligible employee’s bonus to be paid in the form of Bonus DSUs on the date on which the bonus is payable to the eligible employee (the “Award Date”) by the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the date that is immediately prior to the Award Date. Bonus DSUs vest as of the Award Date. Matching DSUs vest one year following the Award Date.
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	666,974	439,521
Granted to non-employee directors	280,100	227,453
Granted to employees	304,688	—
Settled	(73,682)	—
Ending balance	1,178,080	666,974

During the year ended March 31, 2024, 280,100 (2023 - 227,453) fully vested DSUs, in aggregate, were granted under the LTIP to non-employee directors of the Company at a weighted average grant date fair value of $2.01 (2023 - $2.55), per DSU, for an aggregate fair value of $563,000 (2023 - $579,000).
During the year ended March 31, 2024, 304,688 DSUs, in aggregate, were granted under the SUP at a grant date fair value of $2.30, per DSU, for an aggregate fair value of $701,000. Share-based compensation expense was recorded as at March 31, 2023 as the related services were performed and the performance conditions were met at that date.
During the year ended March 31, 2024, 73,682 DSUs issued under the LTIP were settled through the issuance of 73,682 Subordinate Voting Shares, with a carrying value of $201,000.
14. SHARE-BASED PAYMENTS (CONT’D)
As at March 31, 2024, included in the 1,178,080 DSUs are 873,392 DSUs issued under the LTIP and 304,688 DSUs issued under the SUP.
RSUs
Under the Incentive Plans, the Board, subject to the provisions of the Incentive Plans and such other terms and conditions, may grant RSUs to obtain Subordinate Voting Shares to eligible employees (and directors per the LTIP) of the Company. Unless otherwise specified by the Board at the time of grant, RSUs granted under the LTIP vest on the third anniversary of the date of grant and discretionary RSUs granted under the SUP vest on December 15th of the second calendar year following the year in which the grant occurs. Under both the LTIP and SUP, RSUs will be settled as soon as practicable following vesting.
The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	181,498	181,498
Granted	349,700	—
Settled	(181,498)	—
Ending balance	349,700	181,498

During the year ended March 31, 2024, 349,700 RSUs, in aggregate, vesting over three years from the date of grant, were granted under the SUP at an average grant date fair value of $2.23, per RSU, for an aggregate fair value of $780,000.
During the year ended March 31, 2024, 181,498 RSUs issued under the LTIP were settled. 14,707 RSUs were settled through the issuance of 14,707 Subordinate Voting Shares, with a carrying value of $33,000. The balance was settled for a total cash consideration of $371,000.
As at March 31, 2024, all 349,700 RSUs were issued under the SUP.
PSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant PSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The terms and conditions of each PSU grant, including market and non-market performance goals, are determined by the Board.
The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	855,383	332,263
Granted	1,349,752	528,120
Forfeited	(48,608)	(5,000)
Ending balance	2,156,527	855,383

During the year ended March 31, 2024, 1,349,752 (2023 - 528,120) PSUs, in aggregate, vesting three years from the date of grant, were granted at a grant date fair value of $2.30 (2023 - $3.25), per PSU, for an aggregate fair value of $3,104,000 (2023 - $1,716,000).
14. SHARE-BASED PAYMENTS (CONT’D)
As at March 31, 2024, all 2,156,527 PSUs were issued under the LTIP.
Share-Based Compensation expense
Total share-based compensation expense for the years ended March 31, 2024 and 2023 is summarized as follows:

Year ended	March 31,
	2024	2023
	$	$
Stock options	594	1,262
Share purchase plan – employer contribution	1,394	1,372
Share-based compensation granted on business acquisitions (a)	2,099	2,995
DSUs	600	1,250
RSUs	363	—
PSUs	1,207	1,233
	6,257	8,112

(a) Excludes the portion of the contingent consideration payable to be settled in shares (note 20).
The share-based compensation granted on business acquisitions includes the following:
•In relation to the Subordinate Voting Shares to be issued as part of the Datum Acquisition, an amount of $2,099,000 (2023 - $2,644,000);
•In relation to the Subordinate Voting Shares to be issued as part of the acquisition of Matricis Informatique Inc., an amount of nil (2023 - $100,000); and
•In relation to the Subordinate Voting Shares to be issued as part of the acquisition of Travercent LLC, an amount of nil (2023 - $251,000).